Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment
Schedule of property plant and equipment

	September 30,	December 31,
	2017	2016
Proppant management systems and related equipment	$89,011	$51,899
Machinery and equipment	4,269	3,916
Furniture and fixtures	78	7
Computer equipment	1,552	829
Vehicles	3,323	1,235
Buildings	3,237	3,008
Logistics systems in process	4,793	—
Proppant management systems in process	5,999	1,252
Land	578	578
Property, plant and equipment, gross	112,840	62,724
Less: accumulated depreciation	(12,834)	(8,374)
Property, plant and equipment, net	$100,006	$54,350